Commitments And Contingencies (Future Minimum Operating Lease Commitments) (Details) $ in Thousands	Apr. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 230,163
2017	228,063
2018	173,746
2019	103,545
2020	51,575
2023 and beyond	33,813
Total	$ 820,905